Net Loss per Share Attributable to Common Stockholders - Summary of Outstanding Common Stock Equivalents Excluded from Computation of Diluted Net Loss Per Share (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock		14,161,444	14,161,444
Stock options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock	3,570,566	3,334,530	1,532,354
Stock awards to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock	37,760
Heldback shares in connection with Movity acquisition [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock	30,524	125,461	125,461
Preferred stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock		56,054
Common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock	56,054	44,646	12,735